Senior Convertible notes (Table)	12 Months Ended
Dec. 31, 2019
Senior Convertible Notes [Abstract]
Summary of Senior Convertible Notes
December 31, 2019
Senior Convertible Notes issued	93,192
Transaction costs	(2,819)
Fair value attributable to conversion feature	(40,494)
Balance attributable to debt portion upon issuance	49,879
Accretion of note obligation	1,223
Amortization of note issue costs	93
Accrued interest	1,903
Conversion to common shares	(53,098)
Balance, end of year	—